Contingent liabilities and legal proceedings - Vodafone Idea (Details) € in Millions, ₨ in Billions			12 Months Ended
	Feb. 07, 2023 EUR (€)	Feb. 07, 2023 INR (₨)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Disclosure of contingent liabilities [line items]
Investment in joint ventures			€ 9,578		€ 3,781
Vodafone Idea Limited | Government of India
Disclosure of contingent liabilities [line items]
Issue of equity	€ 1,800	₨ 161
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Moratorium on spectrum and AGR payments			4 years
Investment in joint ventures			€ 0					€ 0	€ 0
Share of losses in respect to joint venture			0
Vodafone Idea and Idea Cellular legal case [Member] | Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Payments made under mechanism						€ 235	₨ 19
Maximum [Member] | Vodafone Idea and Idea Cellular legal case [Member]
Disclosure of contingent liabilities [line items]
The group's potential exposure			€ 719	₨ 64